Other comprehensive income (loss) (Tables)	6 Months Ended
Sep. 30, 2025
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2024
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥444,071	¥(95,531)	¥—	¥(95,531)	¥348,540
Pension liability adjustment	(19,512)	(1,507)	552	(955)	(20,467)
Net unrealized gain (loss) on non-trading debt securities	—	(27)	—	(27)	(27)
Own credit adjustments	35,425	9,439	(181)	9,258	44,683

Total	¥459,984	¥(87,626)	¥371	¥(87,255)	¥372,729

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Six months ended September 30, 2025
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥407,977	¥3,746	¥2	¥3,748	¥411,725
Pension liability adjustment	(7,105)	(4,807)	269	(4,538)	(11,643)
Net unrealized gain (loss) on non-trading debt securities	(1,147)	(313)	—	(313)	(1,460)
Own credit adjustments	48,083	(41,755)	(545)	(42,300)	5,783

Total	¥447,808	¥(43,129)	¥(274)	¥(43,403)	¥404,405

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.